PGIM TIPS Fund
Schedule of Investments (unaudited) as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 97.9%
U.S. Treasury Obligations
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	07/15/26	672	$670,266
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	10/15/26	1,191	1,184,215
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	04/15/27	2,045	2,016,255
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/30	8,526	8,052,761
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/31	1,024	946,379
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/32	2,245	2,026,809
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	02/15/51	662	363,842
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250	07/15/29	1,191	1,146,473
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250	02/15/50	1,173	685,200
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375	01/15/27	977	970,730
U.S. Treasury Inflation Indexed Bonds, TIPS	0.500	01/15/28	5,116	5,051,558
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	07/15/32	868	806,651
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	02/15/43	1,839	1,375,225
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	07/15/28	521	517,369
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/42	1,525	1,190,515
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/45	617	453,345
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	01/15/29	3,759	3,715,686
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	02/15/47	192	139,834
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/46	902	687,617
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/48	647	479,566
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/49	469	343,155
U.S. Treasury Inflation Indexed Bonds, TIPS	1.125	01/15/33	744	709,696
U.S. Treasury Inflation Indexed Bonds, TIPS	1.250	04/15/28	2,149	2,158,845
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375	07/15/33	3,404	3,300,160
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375	02/15/44	780	659,793
U.S. Treasury Inflation Indexed Bonds, TIPS	1.500	02/15/53	2,394	1,914,625
U.S. Treasury Inflation Indexed Bonds, TIPS	1.625	04/15/30	1,228	1,240,506
U.S. Treasury Inflation Indexed Bonds, TIPS	1.750	01/15/28	1,188	1,212,420
U.S. Treasury Inflation Indexed Bonds, TIPS	1.750	01/15/34	3,400	3,368,209
U.S. Treasury Inflation Indexed Bonds, TIPS	1.875	07/15/34	1,571	1,573,673
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	04/15/29	423	436,818
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	01/15/35	2,083	2,120,983
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/40	37	36,699
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/54	172	158,380
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	01/15/27	4,296	4,411,734
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	02/15/55	415	404,324
U.S. Treasury Inflation Indexed Bonds, TIPS	2.500	01/15/29	1,895	1,984,072
U.S. Treasury Inflation Indexed Bonds, TIPS	3.375	04/15/32	3,856	4,296,081
U.S. Treasury Inflation Indexed Bonds, TIPS	3.625	04/15/28	523	561,310

PGIM TIPS Fund

PGIM TIPS Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Inflation Indexed Bonds, TIPS	3.875%	04/15/29	78	$85,472

Total Long-Term Investments (cost $63,450,262)				63,457,251

	Shares
Short-Term Investment 1.0%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.478%) (cost $631,258)(wb)	631,258	631,258

TOTAL INVESTMENTS 98.9% (cost $64,081,520)		64,088,509
Other assets in excess of liabilities 1.1%		744,018

Net Assets 100.0%		$64,832,527

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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